UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04471

The Value Line Aggressive Income Trust
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: January 31

Date of reporting period: October 31, 2012

Subsequent Event

Effective December 10, 2012, the Trust changed its name to the Value Line Core Bond Fund, Inc.

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 10/31/12 is included with this Form.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)	October 31, 2012

Principal
Amount		Value
CORPORATE BONDS & NOTES (88.1%)

	BASIC MATERIALS (1.4%)
$250,000	FMG Resources Pty Ltd., Guaranteed Notes, 7.00%, 11/1/15 (1) (2)	$252,500
200,000	United States Steel Corp., Senior Unsecured Notes, 6.05%, 6/1/17 (1)	204,000
		456,500
	COMMUNICATIONS (12.1%)
250,000	Cablevision Systems Corp., Senior Unsecured Notes, 7.75%, 4/15/18	277,812
200,000	CenturyLink, Inc., Series T, Senior Unsecured Notes, 5.80%, 3/15/22	210,517
250,000	Cincinnati Bell, Inc., Guaranteed Notes, 8.38%, 10/15/20	268,750
300,000	Crown Castle International Corp., Senior Unsecured Notes, 9.00%, 1/15/15	321,000
300,000	DISH DBS Corp., Guaranteed Notes, 7.13%, 2/1/16	335,250
200,000	DISH DBS Corp., Guaranteed Notes, 6.75%, 6/1/21	222,750
150,000	Frontier Communications Corp., Senior Unsecured Notes, 8.50%, 4/15/20 (1)	173,250
150,000	Intelsat Jackson Holdings SA, Guaranteed Notes, 7.50%, 4/1/21	160,875
350,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, 11/15/20	376,250
250,000	Nielsen Finance LLC / Nielsen Finance Co., Guaranteed Notes, 7.75%, 10/15/18	281,250
350,000	Sprint Capital Corp., Guaranteed Notes, 8.75%, 3/15/32	413,000
400,000	Virgin Media Finance PLC, Guaranteed Notes, 5.25%, 2/15/22	418,000
200,000	Wind Acquisition Finance SA, Secured Notes, 11.75%, 7/15/17 (2)	195,000
200,000	Windstream Corp., Guaranteed Notes, 7.50%, 6/1/22	212,000
		3,865,704
	CONSUMER, CYCLICAL (16.2%)
200,000	American Axle & Manufacturing, Inc., Guaranteed Notes, 7.88%, 3/1/17 (1)	207,250
200,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.75%, 4/15/14	199,500
250,000	Chrysler Group LLC / CG Co-Issuer, Inc., Secured Notes, 8.00%, 6/15/19	265,937
250,000	Cooper Tire & Rubber Co., Senior Unsecured Notes, 7.63%, 3/15/27	254,687
300,000	Dana Holding Corp., Senior Unsecured Notes, 6.50%, 2/15/19	313,125
250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31 (1)	316,250
350,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 8.25%, 8/15/20 (1)	380,187
150,000	Gymboree Corp., Guaranteed Notes, 9.13%, 12/1/18 (1)	141,188
300,000	Hanesbrands, Inc., Guaranteed Notes, 6.38%, 12/15/20	327,375
315,000	Lear Corp., Guaranteed Notes, 7.88%, 3/15/18	342,169

Principal Amount		Value
$115,000	Lennar Corp., Series B, Guaranteed Notes, 6.50%, 4/15/16	$127,363
200,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 8.13%, 8/15/35	217,296
100,000	McJunkin Red Man Corp., Senior Secured Notes, 9.50%, 12/15/16	108,100
300,000	Meritor, Inc., Guaranteed Notes, 8.13%, 9/15/15 (1)	301,500
300,000	MGM Resorts International, Guaranteed Notes, 7.75%, 3/15/22	310,125
200,000	Navistar International Corp., Guaranteed Notes, 8.25%, 11/1/21 (1)	187,250
300,000	PEP Boys-Manny, Moe & Jack (The), Guaranteed Notes, 7.50%, 12/15/14	301,878
150,000	Rite Aid Corp., Senior Secured Notes, 9.75%, 6/12/16 (1)	163,500
300,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.50%, 10/15/27 (1)	321,750
140,000	Scientific Games Corp., Guaranteed Notes, 8.13%, 9/15/18	152,425
200,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	224,500
		5,163,355
	CONSUMER, NON-CYCLICAL (18.6%)
350,000	Alere, Inc., Guaranteed Notes, 9.00%, 5/15/16	369,687
150,000	American Greetings Corp., Guaranteed Notes, 7.38%, 12/1/21	154,688
250,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Guaranteed Notes, 8.25%, 1/15/19	272,812
204,000	Chiquita Brands International, Inc., Senior Unsecured Notes, 7.50%, 11/1/14	203,873
150,000	CHS / Community Health Systems, Inc., Guaranteed Notes, 7.13%, 7/15/20	158,625
400,000	Constellation Brands, Inc., Guaranteed Notes, 6.00%, 5/1/22	454,000
100,000	CoreLogic, Inc., Guaranteed Notes, 7.25%, 6/1/21	110,250
77,000	DaVita, Inc., Guaranteed Notes, 6.63%, 11/1/20	82,198
300,000	Dean Foods Co., Guaranteed Notes, 7.00%, 6/1/16 (1)	322,875
150,000	Del Monte Corp., Guaranteed Notes, 7.63%, 2/15/19	154,125
300,000	Deluxe Corp., Guaranteed Notes, 7.00%, 3/15/19	316,500
200,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, 1/31/22 (2)	212,750
175,000	Harland Clarke Holdings Corp., Guaranteed Notes, 9.50%, 5/15/15	147,875
250,000	HCA, Inc., Senior Unsecured Notes, 6.50%, 2/15/16	273,437
400,000	Hertz Corp. (The), Guaranteed Notes, 7.38%, 1/15/21	430,500
150,000	Iron Mountain, Inc., Senior Subordinated Notes, 5.75%, 8/15/24	149,625
200,000	Jarden Corp., Guaranteed Notes, 6.13%, 11/15/22	215,000

1

Value Line Aggressive Income Trust

October 31, 2012

Principal Amount		Value
$150,000	Kinetic Concepts, Inc. / KCI USA, Inc., Secured Notes, 10.50%, 11/1/18 (2)	$159,750
250,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, 5/15/18	248,437
300,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, Guaranteed Notes, 8.50%, 5/15/18	298,500
200,000	ServiceMaster Co., Guaranteed Notes, 8.00%, 2/15/20	210,000
200,000	Spectrum Brands, Inc., Guaranteed Notes, 6.75%, 3/15/20 (1) (2)	204,250
150,000	United Rentals North America, Inc., Guaranteed Notes, 8.38%, 9/15/20 (1)	164,250
100,000	UR Merger Sub Corp., Guaranteed Notes, 7.63%, 4/15/22 (2)	109,500
250,000	Valeant Pharmaceuticals International, Guaranteed Notes, 6.75%, 8/15/21 (2)	265,625
150,000	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., Guaranteed Notes, 7.75%, 2/1/19 (1)	155,625
100,000	Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, Guaranteed Notes, 7.75%, 9/15/18	105,500
		5,950,257
	ENERGY (14.3%)
175,000	Atlas Pipeline Partners L.P., Guaranteed Notes, 8.75%, 6/15/18	187,250
350,000	Bill Barrett Corp., Guaranteed Notes, 7.63%, 10/1/19	371,000
400,000	Cie Generale de Geophysique-Veritas, Guaranteed Notes, 7.75%, 5/15/17	414,000
150,000	Concho Resources, Inc., Guaranteed Notes, 5.50%, 10/1/22	157,125
250,000	CONSOL Energy, Inc., Guaranteed Notes, 8.25%, 4/1/20	265,000
150,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, 10/15/20	170,625
150,000	Energy XXI Gulf Coast, Inc., Guaranteed Notes, 7.75%, 6/15/19	162,750
200,000	EP Energy LLC / EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, 5/1/20 (1) (2)	221,000
350,000	Forest Oil Corp., Guaranteed Notes, 7.25%, 6/15/19 (1)	355,250
250,000	Linn Energy LLC / Linn Energy Finance Corp., Guaranteed Notes, 7.75%, 2/1/21	266,875
300,000	McMoRan Exploration Co., Guaranteed Notes, 11.88%, 11/15/14	315,000
400,000	Peabody Energy Corp., Guaranteed Notes, 7.38%, 11/1/16	458,000
400,000	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, 5/1/21	400,000
150,000	Samson Investment Co., Senior Unsecured Notes, 9.75%, 2/15/20 (2)	158,250
250,000	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, 6/1/18 (2)	262,500
250,000	SM Energy Co., Senior Unsecured Notes, 6.63%, 2/15/19	261,875

Principal Amount		Value
$150,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., Guaranteed Notes, 6.38%, 8/1/22 (2)	$160,125
		4,586,625
	FINANCIAL (6.1%)
150,000	Aircastle Ltd., Senior Unsecured Notes, 7.63%, 4/15/20	165,750
400,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, 3/15/20	477,040
150,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	155,434
135,000	Citigroup Capital III, Guaranteed Notes, 7.63%, 12/1/36	147,488
250,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., Guaranteed Notes, 8.00%, 1/15/18	268,750
250,000	International Lease Finance Corp., Senior Unsecured Notes, 8.25%, 12/15/20	294,687
250,000	LBG Capital No.1 PLC, Guaranteed Notes, 7.88%, 11/1/20 (2)	256,875
200,000	SLM Corp., Senior Unsecured Notes, 5.63%, 8/1/33	187,000
		1,953,024
	INDUSTRIAL (11.1%)
350,000	Alliant Techsystems, Inc., Guaranteed Notes, 6.88%, 9/15/20 (1)	383,250
500,000	Ball Corp., Guaranteed Notes, 5.00%, 3/15/22	527,500
200,000	Bombardier, Inc., Senior Unsecured Notes, 5.75%, 3/15/22 (2)	210,750
500,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	552,500
260,000	Covanta Holding Corp., Senior Unsecured Notes, 7.25%, 12/1/20	288,623
200,000	Crown Americas LLC / Crown Americas Capital Corp. III, Guaranteed Notes, 6.25%, 2/1/21	220,750
200,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20	231,948
135,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc., Senior Secured Notes, 8.88%, 11/1/17	138,375
400,000	Terex Corp., Senior Subordinated Notes, 8.00%, 11/15/17 (1)	417,500
150,000	TransDigm, Inc., Guaranteed Notes, 7.75%, 12/15/18	165,375
400,000	USG Corp., Senior Unsecured Notes, 6.30%, 11/15/16	407,000
		3,543,571
	TECHNOLOGY (3.9%)
250,000	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, 12/15/17 (1)	227,500
81,000	Broadridge Financial Solutions, Inc., Senior Unsecured Notes, 6.13%, 6/1/17	91,978
350,000	First Data Corp., Guaranteed Notes, 9.88%, 9/24/15 (1)	357,438
200,000	Nuance Communications, Inc., Guaranteed Notes, 5.38%, 8/15/20 (2)	204,000

 2

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Principal Amount		Value
$350,000	Seagate HDD Cayman, Guaranteed Notes, 6.88%, 5/1/20	$364,875
		1,245,791
	UTILITIES (4.4%)
350,000	AES Corp. (The), Senior Unsecured Notes, 8.00%, 10/15/17	400,313
270,000	Calpine Corp., Senior Secured Notes, 7.88%, 1/15/23 (2)	298,350
350,000	GenOn Energy, Inc., Senior Unsecured Notes, 7.63%, 6/15/14 (1)	374,500
300,000	NRG Energy, Inc., Guaranteed Notes, 8.50%, 6/15/19	324,750
		1,397,913
	TOTAL CORPORATE BONDS & NOTES
	(Cost $26,670,359) (88.1%)	28,162,740
CONVERTIBLE CORPORATE BONDS & NOTES (1.4%)

	COMMUNICATIONS (0.3%)
100,000	Anixter International, Inc., Senior Unsecured Notes, 1.00%, 2/15/13	107,375

	CONSUMER, CYCLICAL (0.4%)
100,000	Group 1 Automotive, Inc., Senior Unsecured Notes, 2.25%, 6/15/36 (3)	117,688

	CONSUMER, NON-CYCLICAL (0.7%)
89,000	Omnicare, Inc., Guaranteed Notes, 3.25%, 12/15/35	87,832
150,000	Omnicare, Inc., Guaranteed Notes, 3.75%, 4/1/42	147,187
		235,019
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
	(Cost $427,764) (1.4%)	460,082

Shares		Value
CONVERTIBLE PREFERRED STOCKS (1.1%)

	ENERGY (0.1%)
1,000	Apache Corp., Convertible Fixed, Series D, 6.00% (1)	$46,660
	FINANCIAL (1.0%)
100	Bank of America Corp., Series L, 7.25%	111,473
3,000	Wintrust Financial Corp., 7.50%	165,549
2,000	Hartford Financial Services Group, Inc. (The), Series F, 7.25%	40,900
		317,922

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $373,585) (1.1%)	364,582
COMMON STOCKS (0.5%)

	FINANCIALS (0.2%)
3,000	Hospitality Properties Trust REIT	69,360
	UTILITIES (0.3%)
2,000	FirstEnergy Corp.	91,440
	TOTAL COMMON STOCKS
	(Cost $141,751) (0.5%)	160,800

Principal Amount		Value
SHORT-TERM INVESTMENTS (6.9%)

	REPURCHASE AGREEMENTS (6.9%)
$2,200,000	With Morgan Stanley, 0.25%, dated 10/31/12, due 11/01/12, delivery value $2,200,015 (collateralized by $2,160,000 U.S. Treasury Notes 2.38% due 09/30/14, with a value of $2,250,404)	2,200,000
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (15.8%)

	REPURCHASE AGREEMENTS (15.8%)
1,756,362	Joint Repurchase Agreement with Morgan Stanley, 0.30%, dated 10/31/12, due 11/01/12, delivery value $1,756,376 (collateralized by $1,791,490 U.S. Treasury Inflation Indexed Bonds 0.75% due 02/15/42, with a value of $1,788,941)	1,756,362
1,756,361	Joint Repurchase Agreement with Barclays, 0.30%, dated 10/31/12, due 11/01/12, delivery value $1,756,376 (collateralized by $1,791,491 U.S. Treasury Bonds 4.38% due 02/15/38, with a value of $1,779,010)	1,756,361

 3

Value Line Aggressive Income Trust

October 31, 2012

Principal Amount		Value
$1,545,598	Joint Repurchase Agreement with Credit Suisse First Boston, 0.25%, dated 10/31/12, due 11/01/12, delivery value $1,545,609 (collateralized by $1,576,693 U.S. Treasury Note 0.25% due 01/31/14, with a value of $1,575,708)	$1,545,598

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $5,058,321) (15.8%)	5,058,321

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,258,321) (22.7%)	7,258,321

	TOTAL INVESTMENT SECURITIES (113.8%) (Cost $34,871,780)	36,406,525

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-13.8%)		(4,422,775)
NET ASSETS (4) (100%)		$31,983,750

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($31,983,750 ÷ 6,355,886 shares outstanding)		$5.03
(1)	A portion or all of the security was held on loan. As of October 31, 2012, the market value of the securities on loan was $4,963,093.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Step Bond - The rate shown is as of October 31, 2012 and will reset at a future date.
(4)
For federal income tax purposes, the aggregate cost was $34,871,780, aggregate gross unrealized appreciation was $1,701,617, aggregate gross unrealized depreciation was $166,872 and the net unrealized appreciation was $1,534,745.

REIT	Real Estate Investment Trust.

4

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s investments in securities as of October 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds & Notes	$0	$28,162,740	$0	$28,162,740
Convertible Corporate Bonds & Notes	0	460,082	0	460,082
Convertible Preferred Stocks	364,582	0	0	364,582
Common Stocks	160,800	0	0	160,800
Short-Term Investments	0	7,258,321	0	7,258,321

Total Investments in Securities	$525,382	$35,881,143	$0	$36,406,525

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended October 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended October 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer

Date:	December 19, 2012